Financing Receivables	12 Months Ended
Dec. 31, 2011
Financing Receivables
Financing Receivables

Note F.

Financing Receivables

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2011	2010
Current
Net investment in sales-type and direct financing leases	$3,765	$3,945
Commercial financing receivables	7,095	6,777
Client loan receivables	5,195	4,718
Installment payment receivables	846	816
Total	$16,901	$16,257
Noncurrent
Net investment in sales-type and direct financing leases	$5,406	$5,384
Commercial financing receivables	34	43
Client loan receivables	4,925	4,734
Installment payment receivables	410	388
Total	$10,776	$10,548

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $745 million and $871 million at December 31, 2011 and 2010, respectively, and is reflected net of unearned income of $733 million and $816 million, and net of the allowance for credit losses of $118 million and $126 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2011, expressed as a percentage of the total, are approximately: 2012, 44 percent; 2013, 28 percent; 2014, 18 percent; 2015, 7 percent; and 2016 and beyond, 3 percent.

Commercial financing receivables, net of allowance for credit losses of $53 million and $58 million at December 31, 2011 and 2010, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and non-IBM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan receivables, net of allowance for credit losses of $126 million and $160 million at December 31, 2011 and 2010, respectively, are loans that are provided by Global Financing primarily to clients to finance the purchase of software and services. Separate contractual relationships on these financing arrangements are for terms ranging generally from one to seven years.

Installment payment receivables, net of allowance for credit losses of $51 million and $56 million at December 31, 2011 and 2010, respectively, are loans that are provided primarily to clients to finance hardware, software and services ranging generally from one to three years.

Client loan receivables and installment payment receivables financing contracts are priced independently at competitive market rates. The company has a history of enforcing the terms of these separate financing agreements.

The company utilizes certain of its financing receivables as collateral for non-recourse borrowings. Financing receivables pledged as collateral for borrowings were $324 million and $302 million at December 31, 2011 and 2010, respectively. These borrowings are included in note J, “Borrowings,” on pages 106 to 108.

The company did not have any financing receivables held for sale as of December 31, 2011 and 2010.

Financing Receivables by Portfolio Segment

The following table presents financing receivables on a gross basis excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding current commercial financing receivables and other miscellaneous financing receivables. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables and further segments the portfolio via two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,510	$1,921	$8,430
Loan receivables	9,077	2,552	11,629
Ending balance	$15,587	$4,472	$20,060
Collectively evaluated for impairment	$15,321	$4,370	$19,692
Individually evaluated for impairment	$266	$102	$368
Allowance for credit losses
Beginning balance at January 1, 2011
Lease receivables	$84	$42	$126
Loan receivables	150	76	226
Total	$234	$119	$353
Write-offs	(68)	(16)	(84)
Provision	39	5	44
Other	(1)	(4)	(5)
Ending balance at December 31, 2011	$203	$104	$307
Lease receivables	$79	$40	$118
Loan receivables	$125	$64	$189
Collectively evaluated for impairment	$82	$15	$96
Individually evaluated for impairment	$122	$89	$211

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,562	$1,983	$8,545
Loan receivables	9,087	1,993	11,080
Ending balance	$15,650	$3,975	$19,625
Collectively evaluated for impairment	$15,199	$3,794	$18,993
Individually evaluated for impairment	$451	$181	$632
Allowance for credit losses
Lease receivables*	$84	$42	$126
Loan receivables*	150	76	226
Ending balance at December 31, 2010	$234	$119	$353
Collectively evaluated for impairment	$60	$11	$71
Individually evaluated for impairment	$174	$108	$282

* Reclassified to conform with 2011 presentation.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is determined by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which are on non-accrual status.

($ in millions)

At December 31:	2011	2010
Major markets	$46	$69
Growth markets	20	33
Total lease receivables	$66	$101
Major markets	$75	$141
Growth markets	24	123
Total loan receivables	$99	$264
Total receivables	$165	$366

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following table presents impaired client loan receivables.

($ in millions)

	Recorded	Related
At December 31, 2011:	Investment	Allowance
Major markets	$110	$70
Growth markets	62	53
Total	$172	$123

($ in millions)

	Recorded	Related
At December 31, 2010:	Investment	Allowance
Major markets	$196	$119
Growth markets	132	68
Total	$328	$187

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
At December 31, 2011:	Investment	Recognized	Basis
Major markets	$142	$2	$0
Growth markets	90	0	0
Total	$232	$3	$0

Credit Quality Indicators

The company’s credit quality indicators which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown on the following page. Moody’s does not provide credit ratings to the company on its customers.

The tables present the gross recorded investment for each class of receivables, by credit quality indicator. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade.

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$697	$139
A1–A3	1,459	306
Baa1–Baa3	2,334	654
Ba1–Ba2	1,118	457
Ba3–B1	534	252
B2–B3	260	97
Caa–D	108	15
Total	$6,510	$1,921

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$971	$185
A1–A3	2,034	407
Baa1–Baa3	3,255	869
Ba1–Ba2	1,559	607
Ba3–B1	744	335
B2–B3	362	129
Caa–D	151	20
Total	$9,077	$2,552

Lease Receivables*

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets
Credit rating
Aaa–Aa3	$794	$173
A1–A3	1,463	182
Baa1–Baa3	2,494	837
Ba1–Ba2	899	403
Ba3–B1	518	242
B2–B3	230	93
Caa–D	164	54
Total	$6,562	$1,983

* Reclassified to conform with 2011 presentation.

Loan Receivables*

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets
Credit rating
Aaa–Aa3	$1,100	$173
A1–A3	2,026	183
Baa1–Baa3	3,453	841
Ba1–Ba2	1,245	405
Ba3–B1	718	243
B2–B3	318	94
Caa–D	227	54
Total	$9,087	$1,993

* Reclassified to conform with 2011 presentation.

At December 31, 2011, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (39 percent), Government (15 percent), Manufacturing (13 percent), Retail (9 percent), Services (7 percent), Communications (6 percent) and Other (11 percent).

At December 31, 2010, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (36 percent), Government (16 percent), Manufacturing (14 percent), Retail (9 percent), Services (8 percent), Communications (5 percent) and Other (12 percent).

Past Due Financing Receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2011:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$6	$6,504	$6,510	$6
Growth markets	9	1,911	1,921	6
Total lease receivables	$16	$8,415	$8,430	$12
Major markets	$23	$9,054	$9,077	$7
Growth markets	22	2,530	2,552	19
Total loan receivables	$46	$11,584	$11,629	$26
Total	$62	$19,998	$20,060	$38

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2010:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$10	$6,552	$6,562	$5
Growth markets	13	1,970	1,983	5
Total lease receivables	$22	$8,523	$8,545	$10
Major markets	$11	$9,076	$9,087	$4
Growth markets	32	1,961	1,993	17
Total loan receivables	$43	$11,037	$11,080	$21
Total	$65	$19,560	$19,625	$31

* Does not include accounts that are fully reserved.

Troubled Debt Restructurings

In 2011, the company adopted new FASB guidance that helps creditors determine whether a restructuring constitutes a troubled debt restructuring. The company assessed all restructurings that occurred on or after January 1, 2011 and determined that there were no troubled debt restructurings for the 12 months ended December 31, 2011.